Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 208,642	¥ 207,970
Contract assets (Included in Other Assets)	14,154	17,051
Contract liabilities (Included in Other Liabilities)	¥ 40,441	¥ 32,828